Financial instruments, Interest rate risk (Details) - Interest Rate Risk [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest Rate Risk, 1% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	$ 308,000	$ 687,000
Interest Rate Risk, 1% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	$ 308,000	$ 687,000